INCOME TAXES (Details - Deferred tax assets) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 755,500	$ 783,500	$ 879,800
Oil & Gas properties	1,784,800	1,742,800	1,871,100
Asset retirement obligation	175,700	175,700	154,500
Deferred tax asset	2,716,000	2,702,000	2,905,400
Less valuation allowance	(2,716,000)	(2,702,000)	(2,905,400)
Deferred tax asset recognized	$ 0	$ 0	$ 0